Other current non-financial assets (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of other current non-financial assets [Abstract]
Trade receivables	₨ 12,648	$ 134	₨ 10,916
Deferred contract costs	176		145
Current Deferred contract costs	172		139
Non-Current Deferred contract costs	4		6
Contract liabilities – Deferred Income
Current contract liabilities	4,039		2,823
Non-current contract liabilities	5,097		3,290
Total Contract liabilities – Deferred Income	₨ 9,136		₨ 6,113